Segmented Information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION
Fortis' President and Chief Executive Officer is considered the chief operating decision maker ("CODM") for purposes of reviewing segment performance. Fortis segments its business based on regulatory jurisdiction and service territory, as well as the information used by the CODM in deciding how to allocate resources. Segment performance is evaluated principally on net earnings attributable to common equity shareholders, and this measure is used consistently in the evaluation of actual segment performance as well as in the Corporation’s business plan and forecasting processes.

Related-Party and Inter-Company Transactions
Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions for the three and six months ended June 30, 2026 and 2025. Fortis periodically provides short-term financing to subsidiaries to support capital expenditures and seasonal working capital requirements, the impacts of which are eliminated on consolidation. As at June 30, 2026 and December 31, 2025, there were no material inter-segment loans outstanding. Interest charged on inter-segment loans was not material for the three and six months ended June 30, 2026 and 2025.

										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Quarter ended June 30, 2026
Revenue	659	707	401	392	213	127	432	2,931	—	—	2,931
Energy supply costs	—	219	141	92	—	23	244	719	—	—	719
Operating expenses	176	231	180	115	53	39	60	854	12	—	866
Depreciation and amortization	130	112	43	102	80	21	53	541	1	—	542
Operating income	353	145	37	83	80	44	75	817	(13)	—	804
Other income, net	31	25	21	15	2	2	9	105	14	—	119
Finance charges	145	42	25	37	36	20	21	326	61	—	387
Income tax expense	53	14	8	11	3	2	9	100	(24)	—	76
Net earnings	186	114	25	50	43	24	54	496	(36)	—	460
Non-controlling interests	34	—	—	1	—	—	8	43	—	—	43
Preference share dividends	—	—	—	—	—	—	—	—	21	—	21
Net earnings attributable to common equity shareholders	152	114	25	49	43	24	46	453	(57)	—	396

Additions to property, plant and equipment and intangible assets	472	258	115	507	154	56	102	1,664	—	—	1,664

As at June 30, 2026
Goodwill	8,712	1,961	640	913	231	235	216	12,908	—	—	12,908
Total assets	29,487	15,949	6,935	11,022	6,723	3,029	5,353	78,498	276	(10)	78,764

Quarter ended June 30, 2025
Revenue	614	694	347	372	207	126	447	2,807	8	—	2,815
Energy supply costs	—	246	104	97	—	25	242	714	—	—	714
Operating expenses	154	203	166	105	52	36	63	779	10	—	789
Depreciation and amortization	119	105	38	90	77	20	61	510	2	—	512
Operating income	341	140	39	80	78	45	81	804	(4)	—	800
Other income, net	18	21	17	13	2	1	4	76	29	—	105
Finance charges	128	43	23	36	34	20	24	308	61	—	369
Income tax expense	56	14	8	10	5	5	8	106	(14)	—	92
Net earnings	175	104	25	47	41	21	53	466	(22)	—	444
Non-controlling interests	32	—	—	1	—	—	7	40	—	—	40
Preference share dividends	—	—	—	—	—	—	—	—	20	—	20
Net earnings attributable to common equity shareholders	143	104	25	46	41	21	46	426	(42)	—	384

Additions to property, plant and equipment and intangible assets	419	454	110	240	148	43	129	1,543	1	—	1,544

As at June 30, 2025
Goodwill	8,351	1,880	614	913	231	235	259	12,483	—	—	12,483
Total assets	26,566	14,496	6,065	10,253	6,317	2,856	5,830	72,383	417	(11)	72,789

										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Year-to-date June 30, 2026
Revenue	1,307	1,302	967	1,088	421	278	971	6,334	—	—	6,334
Energy supply costs	—	423	367	328	—	69	603	1,790	—	—	1,790
Operating expenses	350	434	371	223	102	77	124	1,681	30	—	1,711
Depreciation and amortization	254	221	85	206	160	43	104	1,073	1	—	1,074
Operating income	703	224	144	331	159	89	140	1,790	(31)	—	1,759
Other income, net	53	43	43	27	3	3	18	190	20	—	210
Finance charges	275	82	50	75	71	41	41	635	124	—	759
Income tax expense	107	20	33	62	7	5	19	253	(65)	—	188
Net earnings	374	165	104	221	84	46	98	1,092	(70)	—	1,022
Non-controlling interests	69	—	—	1	—	—	12	82	—	—	82
Preference share dividends	—	—	—	—	—	—	—	—	43	—	43
Net earnings attributable to common equity shareholders	305	165	104	220	84	46	86	1,010	(113)	—	897

Additions to property, plant and equipment and intangible assets	1,018	517	210	856	328	98	185	3,212	—	—	3,212

As at June 30, 2026
Goodwill	8,712	1,961	640	913	231	235	216	12,908	—	—	12,908
Total assets	29,487	15,949	6,935	11,022	6,723	3,029	5,353	78,498	276	(10)	78,764

Year-to-date June 30, 2025
Revenue	1,245	1,374	820	1,017	408	279	993	6,136	17	—	6,153
Energy supply costs	—	505	261	319	—	78	591	1,754	—	—	1,754
Operating expenses	317	397	352	211	102	72	132	1,583	36	—	1,619
Depreciation and amortization	240	213	78	179	153	40	120	1,023	4	—	1,027
Operating income	688	259	129	308	153	89	150	1,776	(23)	—	1,753
Other income, net	39	39	37	24	3	2	12	156	40	—	196
Finance charges	258	85	48	76	67	40	46	620	119	—	739
Income tax expense	110	28	28	53	11	9	17	256	(48)	—	208
Net earnings	359	185	90	203	78	42	99	1,056	(54)	—	1,002
Non-controlling interests	66	—	—	1	—	—	11	78	—	—	78
Preference share dividends	—	—	—	—	—	—	—	—	41	—	41
Net earnings attributable to common equity shareholders	293	185	90	202	78	42	88	978	(95)	—	883

Additions to property, plant and equipment and intangible assets	928	743	209	577	288	77	263	3,085	2	—	3,087

As at June 30, 2025
Goodwill	8,351	1,880	614	913	231	235	259	12,483	—	—	12,483
Total assets	26,566	14,496	6,065	10,253	6,317	2,856	5,830	72,383	417	(11)	72,789